PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Mar. 31, 2014
PROPERTY AND EQUIPMENT
Schedule of components of property and equipment

	Thousands of Yen
	2013	2014
Leasehold improvements	¥112,296	¥159,384
Furniture and fixtures	99,520	101,179
Computers	873,716	880,474
Assets under capital lease, principally office equipment	19,706	18,858
Total	1,105,238	1,159,895
Accumulated depreciation	(315,914)	(456,981)
Property and equipment—net	¥789,324	¥702,914